As filed with the Securities and Exchange Commission on September 2, 2004
                                     Investment Company Act file number 811-8054

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: 06/30/04

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                (212)830-5200

================================================================================




Dear Fellow Shareholder:


We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 2004 through June 30, 2004.

The Delafield Fund's net asset value per share on June 30, 2004 was $25.22 as compared to $23.17 at December 31, 2003. The Fund had net assets of $282,015,742 and 1,896 active shareholders. The Fund registered an increase of 8.9% during the first-half year. The Fund held 54 companies, with the top ten holdings accounting for 30% of total net assets overall. Equity investments comprised 84% of the $282.0 million portfolio on June 30, 2004.

We welcome inquires from potential investors, large or small. Anyone interested is encouraged to call Cleo Kotis at (212) 830-5452 or either of us.

With very best wishes.
Sincerely,







\s\J. Dennis Delafield                             \s\Vincent Sellecchia



J. Dennis Delafield                                Vincent Sellecchia
Chairman                                           President



--------------------------------------------------------------------------------
The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
(800) 221-3079 and on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2004
(UNAUDITED)
================================================================================

                                                                                                      Value
Common Stocks (83.94%)                                                         Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Building (1.96%)
Walter Industries, Inc.                                                       405,000           $     5,516,100
                                                                                                ---------------

Chemicals (13.84%)
Ashland Inc.                                                                  120,000                 6,337,200
Cytec Industries Inc.                                                         125,000                 5,681,250
Eastman Chemical Company                                                       70,000                 3,236,100
Engelhard Corporation                                                         225,000                 7,269,750
FMC Corporation*                                                               80,000                 3,448,800
H.B. Fuller Company                                                           125,000                 3,550,000
Hercules Incorporated*                                                        475,000                 5,790,250
(The) Lubrizol Corporation                                                     75,000                 2,746,500
Lydall, Inc.*                                                                 100,000                   977,000
                                                                                                ---------------
                                                                                                     39,036,850
                                                                                                ---------------

Computer & Computer Services (1.72%)
Unisys Corporation*                                                           350,000                 4,858,000
                                                                                                ---------------

Consumer Products & Services (13.90%)
ElkCorp                                                                        85,000                 2,034,900
Furniture Brands International, Inc.                                          325,000                 8,141,250
Interstate Bakeries Corporation                                                25,000                   271,250
Maytag Corp.                                                                  175,000                 4,289,250
Newell Rubbermaid Inc.                                                        325,000                 7,637,500
ProQuest Company*                                                             335,000                 9,128,750
(The) Reader's Digest Association, Inc.                                       125,000                 1,998,750
(The) Stanley Works                                                           125,000                 5,697,500
                                                                                                ---------------
                                                                                                     39,199,150
                                                                                                ---------------

Energy (4.00%)
Devon Energy Corporation                                                       20,000                 1,320,000
EnCana Corporation                                                             50,000                 2,158,000
Forest Oil Corporation*                                                       125,000                 3,415,000
Pioneer Natural Resources Company                                             125,000                 4,385,000
                                                                                                ---------------
                                                                                                     11,278,000
                                                                                                ---------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Financial Products & Services (6.82%)
Harland (John H.) Company                                                     175,000           $     5,136,250
R.R. Donnelley & Sons Co.                                                     225,000                 7,429,500
SAFECO Corporation                                                             90,000                 3,960,000
Viad Corp.                                                                    100,000                 2,701,000
                                                                                                ---------------
                                                                                                     19,226,750
                                                                                                ---------------

Industrial Products (19.26%)
AMETEK, Inc.                                                                  250,000                 7,725,000
Commercial Metals Company                                                     100,000                 3,245,000
Federal Signal Corporation                                                    150,000                 2,791,500
Flowserve Corporation*                                                        100,000                 2,494,000
GrafTech International Ltd.*                                                  178,200                 1,863,972
Harsco Corporation                                                            100,000                 4,700,000
Honeywell International Inc.                                                  200,000                 7,326,000
Kennametal Inc.                                                               125,000                 5,725,000
(The) Manitowoc Company, Inc.                                                 150,000                 5,077,500
Material Sciences Corporation*                                                176,000                 1,874,400
Navistar International Corporation*                                           210,000                 8,139,600
UNOVA, Inc.*                                                                  165,000                 3,341,250
                                                                                                ---------------
                                                                                                     54,303,222
                                                                                                ---------------

Instrumentation (5.39%)
Mettler-Toledo International Inc.*                                             75,000                 3,685,500
Thermo Electron Corporation*                                                  375,000                11,527,500
                                                                                                ---------------
                                                                                                     15,213,000
                                                                                                ---------------

Real Estate (1.61%)
Kimco Realty Corporation                                                      100,000                 4,550,000
                                                                                                ---------------

Retail (4.91%)
Foot Locker, Inc.                                                             400,000                 9,736,000
Jones Apparel Group Inc.                                                       75,000                 2,961,000
RadioShack Corporation                                                         40,000                 1,145,200
                                                                                                ---------------
                                                                                                     13,842,200
                                                                                                ---------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004
(UNAUDITED)
================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Technology (4.02%)
ESCO Technologies Inc.*                                                       125,000           $     6,670,000
Itron, Inc.*                                                                   75,000                 1,720,500
Symbol Technologies Inc.                                                      200,000                 2,948,000
                                                                                                ---------------
                                                                                                     11,338,500
                                                                                                ---------------

Miscellaneous (6.51%)
Cincinnati Bell Inc.*                                                         500,000                 2,220,000
Overnite Corporation                                                          100,000                 2,940,000
Reynolds & Reynolds Company                                                   150,000                 3,469,500
Sonoco Products                                                               100,000                 2,550,000
Thomas Industries Inc.                                                         36,200                 1,201,840
Yellow Roadway Corporation*                                                   150,000                 5,979,000
                                                                                                ---------------
                                                                                                     18,360,340
                                                                                                ---------------

Total Common Stocks (cost $174,586,825)                                                         $   236,722,112
                                                                                                ---------------


Short-Term Investments (14.84%)                                                Face                    Value
Repurchase Agreements (14.84%)                                                Amount                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc., purchased on 06/30/04, 1.25%, due 07/01/04,
Repurchase proceeds $41,862,454 (Collateralized by $24,365,000,
FHLB, 5.500%, due 08/15/08; value $26,146,691; $24,039,000, RFIN 0.000%,
due 04/15/12, value $16,556,862)                                            $41,861,000              41,861,000
                                                                                                ---------------
Total Short-Term Investments (cost $41,861,000)                                                 $    41,861,000
                                                                                                ---------------
Total Investments (98.78%) (cost $216,447,825+)                                                     278,583,112
Cash and other assets, net of liabilities (1.22%)                                                     3,432,630
                                                                                                ---------------
Net Assets (100.00%), 11,183,471 shares outstanding                                             $   282,015,742
                                                                                                ===============
Net Asset Value, offering and redemption price per share:                                       $         25.22
                                                                                                ===============

*    Non-income producing.

+ Aggregate cost for federal income tax purposes is $216,573,495. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $62,941,447 and $931,830, respectively, resulting in net appreciation of $62,009,617.

KEY:
     FHLB     =   Federal Home Loan Bank
     RFIN     =   Resolution Funding Corporation Strip Interest


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)
================================================================================




INVESTMENT INCOME

Income:
    Interest.......................................................................      $         258,446
    Dividends (Net of $1,508 foreign tax withheld).................................              1,178,596
                                                                                          ----------------
       Total income................................................................              1,437,042
                                                                                          ----------------
Expenses: (Note 2)
    Investment management fee......................................................              1,045,526
    Administration fee.............................................................                275,343
    Shareholder servicing fee......................................................                327,789
    Custodian expenses.............................................................                  7,738
    Shareholder servicing and related shareholder expenses.........................                113,192
    Legal, compliance and filing fees..............................................                 76,590
    Audit and accounting...........................................................                 60,899
    Directors' fees and expenses...................................................                  7,500
    Other..........................................................................                 11,360
                                                                                          ----------------
       Total expenses..............................................................              1,925,937
       Less: Expenses paid indirectly..............................................       (             63)
                 Fees waived.......................................................       (        179,801)
                                                                                           ---------------
       Net expenses................................................................              1,746,073
                                                                                          ----------------
Net investment (loss) income.......................................................       (        309,031)
                                                                                           ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................             13,486,587
Net change in unrealized appreciation (depreciation) of investments................              9,227,606
                                                                                          ----------------
       Net gain (loss) on investments..............................................             22,714,193
                                                                                          ----------------
Increase (decrease) in net assets from operations..................................      $      22,405,162
                                                                                          ================







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                            Six Months
                                                                               Ended                    Year
                                                                           June 30, 2004                Ended
                                                                            (Unaudited)           December 31, 2003
                                                                             ---------            -----------------


INCREASE (DECREASE) IN NET ASSETS

Operations:

  Net investment income (loss)...........................................$(       309,031)         $(      571,484)

  Net realized gain (loss) on investments................................      13,486,587               23,537,638

  Net change in unrealized appreciation (depreciation)...................       9,227,606               38,394,983
                                                                          ---------------           --------------

    Increase (decrease) in net assets from operations....................      22,405,162               61,361,137

Distribution to shareholders from realized gains on investments..........             -0-           (   22,652,434)

Net increase (decrease) from:

  Capital share transactions (Note 3)....................................      11,751,645               64,868,828
                                                                          ---------------           --------------

    Total increase (decrease)............................................      34,156,807              103,577,531

Net Assets:

  Beginning of period....................................................     247,858,935              144,281,404
                                                                          ---------------           --------------

  End of period..........................................................$    282,015,742          $   247,858,935
                                                                          ===============           ==============

  Undistributed net investment income....................................$            -0-          $           -0-
                                                                          ===============           ==============











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies (Continued)

     accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a
Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended June 30, 2004, the Distributor voluntarily waived the following fees:

Shareholder servicing fees                  $ 179,801

The Distributor has no right to recoup prior waivers.

Brokerage commissions paid during the period ended June 30, 2004 to affiliates of the Fund were as follows:

Reich & Tang Distributors, Inc.             $  76,791
Delafield Hambrecht                             2,500

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $65,934 paid to Reich & Tang Services, Inc., an affiliate of the Manager as transfer agent for the Fund.

For the period ended June 30, 2004, the Fund had expense offsets of $63 from Custodian expenses.

3. Capital Stock

At June 30, 2004, 20,000,000,000 shares of $.001 par value stock were authorized. Net assets at June 30, 2004, are comprised as follows:

Paid in capital...........................       $  206,889,218
Accumulated net realized gain (loss)......           13,300,311
Accumulated net investment income (loss)..       (      309,074)
Net unrealized appreciation (depreciation)           62,135,287
                                                 --------------
    Net assets............................       $  282,015,742
                                                 ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
3. Capital Stock (Continued)

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the period ended June 30, 2004 and the year ended December 31, 2003, redemption fees totaled $30,013 and $103,086, respectively. Transactions in capital stock were as follows:

                                                     Six Months Ended
                                                       June 30, 2004                        Year Ended
                                                        (Unaudited)                      December 31, 2003
                                            -------------------------------       ------------------------------
                                                Shares           Amount              Shares           Amount
                                            --------------   --------------       -------------   --------------
Sold......................................       1,475,749   $   35,299,827           3,639,406   $   80,639,069
Issued on reinvestment of dividends.......             -0-              -0-             946,460       21,995,743
Redeemed..................................  (      990,333)  (   23,548,182)      (   1,800,793)  (   37,765,984)
                                             -------------    -------------        ------------    -------------
Net increase (decrease)...................         485,416   $   11,751,645           2,785,073   $   64,868,828
                                            ==============   ==============       =============   ==============

4. Liabilities

At June 30, 2004, the Fund had the following liabilities:
Payable for securities purchased..........       $      233,972
Payable for shares redeemed...............              118,304
Fees payable to Affiliates+...............               19,979
Accrued other payables....................              117,798
                                                 --------------
   Total liabilities......................       $      490,053
                                                 ==============

+ Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Investment Transactions

For the period ended June 30, 2004, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $71,376,738 and $43,775,279, respectively.

The tax character of distributions paid during 2003 were as follows:

                  Ordinary Income.........       $    2,835,152
                  Long-term capital gain..           19,817,282
                                                 --------------
                                                 $   22,652,434
                                                 ==============

For the fiscal year ended December 31, 2003, 41% of the ordinary income distribution will be treated as qualified dividends.

The tax basis of distributable earnings at December 31, 2003 is comprised entirely of unrealized appreciation of $52,721,405, which differs from book basis unrealized appreciation by $186,276 of losses on wash sales which are deferred for tax purposes. During 2003, the Fund utilized capital loss carryforwards of $257,238 to reduce current year taxable gains.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
6. Financial Highlights





                                                                                             Year Ended
                                                Six Months Ended                             December 31,
                                                  June 30, 2004    --------------------------------------------------------------
                                                   (Unaudited)        2003         2002         2001         2000         1999
                                                    ---------      ---------     --------     --------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $  23.17       $ 18.23       $ 19.70      $ 15.80      $ 14.07      $ 13.06
                                                    ---------      ---------     --------     --------     ---------    ---------
Income from investment operations:
   Net investment income (loss)................     (   0.03 )     (   0.03 )    (  0.02 )       0.06         0.07         0.09
Net realized and unrealized
   gains (losses) on investments...............         2.08           7.35      (  1.46 )       5.02         1.89         1.01
                                                    ---------      ---------     --------     --------     ---------    ---------
Total from investment operations...............         2.05           7.32      (  1.48 )       5.08         1.96         1.10
                                                    ---------      ---------     --------     --------     ---------    ---------
Redemption fees received.......................        --             --            0.01        --           --           --
                                                    ---------      ---------     --------     --------     ---------    ---------
Less distributions:
   Dividends from net investment income........        --             --           --         (  0.06 )    (  0.07  )   (  0.09  )
   Distributions from net realized gains
     on investments............................        --           (  2.38)       --         (  1.12 )    (  0.16  )     --
                                                    ---------      ---------     --------     --------     ---------    ---------
Total distributions............................        --           (  2.38)       --         (  1.18 )    (  0.23  )   (  0.09  )
                                                    ---------      ---------     --------     --------     ---------    ---------
Net asset value, end of period.................     $  25.22        $ 23.17      $ 18.23      $ 19.70      $ 15.80      $ 14.07
                                                    =========      =========     ========     ========     ========     ========
Total Return...................................         8.85%(a)      40.14%     (  7.46%)     32.18%        13.98%        8.40%
Ratios/Supplemental Data
Net assets, end of period (000)................     $  282,016     $ 247,859     $ 144,281    $ 200,047    $  98,715    $  85,528
Ratios to average net assets:
   Expenses, net of fees waived (b)............         1.33% (c)      1.32%        1.20%        1.25%        1.28%        1.25%
   Net investment income (loss)................     (   0.24%)(c)  (   0.32%)    (  0.09%)       0.33%        0.52%        0.56%
   Shareholder servicing fees waived...........         0.14% (c)      0.14%        0.00%        0.00%        0.00%        0.00%
   Expenses paid indirectly....................         0.00% (c)      0.00%        0.01%        0.01%        0.00%        0.00%
Portfolio turnover rate........................        20.86%         77.95%       79.31%       98.26%       99.53%      105.37%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



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

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-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------







Delafield Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street 10th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

DEL0604S
--------------------------------------------------------------------------------

                                                                   June 30, 2004
                                                                     (Unaudited)


                                                               (GRAPHIC OMITTED)

                                                              Semi-Annual Report




ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.


By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, Principal Executive Officer
Date September 2, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date September 2, 2004

* Print the name and title of each signing officer under his or her signature.